Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Trade accounts receivable
Trade accounts receivable

7.     Trade accounts receivable

        As of December 31, 2017 and 2016, trade accounts receivable are as follows:

Trade accounts receivable, less allowance for doubtful accounts in € THOUS
	2017	2016
Trade accounts receivable	3,805,881	3,973,540
less allowance for doubtful accounts	474,891	482,461

Trade accounts receivable, net	3,330,990	3,491,079

        All trade accounts receivable are due within one year. Trade accounts receivables with a term of more than one year in the amount of €11,977 (2016:€15,051) are included in the balance sheet item "Other non-current assets".

        The following table shows the development of the allowance for doubtful accounts in the fiscal years 2017, 2016 and 2015:

Development of allowance for doubtful accounts
in € THOUS
	2017	2016	2015
Allowance for doubtful accounts as of January 1	482,461	427,841	344,706
Change in valuation allowances as recorded in the consolidated statements of income	549,631	430,974	396,831
Write-offs and recoveries of amounts previously written-off	(501,229)	(391,827)	(343,477)
Foreign currency translation	(55,972)	15,473	29,781

Allowance for doubtful accounts as of December 31	474,891	482,461	427,841

        The following tables show the ageing analysis of trade accounts receivable and the allowance for doubtful accounts as of December 31, 2017 and as of December 31, 2016:

Ageing analysis of trade accounts receivable 2017
in € THOUS
	not overdue	up to 3 months overdue	3 to 6 months overdue	6 to 12 months overdue	more than 12 months overdue	Total
Trade accounts receivable	2,105,673	803,393	308,936	236,037	351,842	3,805,881
less allowance for doubtful accounts	(61,219)	(123,226)	(67,484)	(58,441)	(164,521)	(474,891)

Trade accounts receivable, net	2,044,454	680,167	241,452	177,596	187,321	3,330,990

Ageing analysis of trade accounts receivable 2016
in € THOUS
	not overdue	up to 3 months overdue	3 to 6 months overdue	6 to 12 months overdue	more than 12 months overdue	Total
Trade accounts receivable	2,138,969	857,490	335,091	241,683	400,307	3,973,540
less allowance for doubtful accounts	(109,221)	(108,941)	(42,039)	(74,999)	(147,261)	(482,461)

Trade accounts receivable, net	2,029,748	748,549	293,052	166,684	253,046	3,491,079